Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Movements in Goodwill and Intangible Assets

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2025			Software	Other
Cost
1 January 2025	23,471	18,337	3,801	1,156	46,765
Additions through business combinations(a)	764	1,108	1	–	1,873
Disposal of businesses	(4)	(49)	(1)	–	(54)
Distributed through demerger	(3,322)	(712)	(43)	(32)	(4,109)
Additions	–	6	170	1	177
Disposals and other movements	(6)	9	(72)	(65)	(134)
Hyperinflationary adjustment	(108)	(12)	–	–	(120)
Currency retranslation	(1,929)	(1,722)	(217)	(58)	(3,926)
31 December 2025	18,866	16,965	3,639	1,002	40,472
Accumulated amortisation and impairment
1 January 2025	(1,160)	(481)	(3,123)	(1,100)	(5,864)
Amortisation/impairment for the year	–	(48)	(222)	(28)	(298)
Distributed through demerger	–	–	34	24	58
Disposals and other movements	–	1	71	61	133
Currency retranslation	3	18	186	56	263
31 December 2025	(1,157)	(510)	(3,054)	(987)	(5,708)
Net book value 31 December 2025(c)	17,709	16,455	585	15	34,764
9. GOODWILL AND INTANGIBLE ASSETS continued

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2024			Software	Other
Cost
1 January 2024	22,266	17,967	3,483	1,124	44,840
Additions through business combinations(a)	310	382	–	–	692
Disposal of businesses	(60)	(510)	(26)	(4)	(600)
Reclassification to held for sale(b)	(47)	(47)	(5)	–	(99)
Additions	–	3	229	1	233
Disposals and other movements	132	2	(23)	9	120
Hyperinflationary adjustment	284	34	–	–	318
Currency retranslation	586	506	143	26	1,261
31 December 2024	23,471	18,337	3,801	1,156	46,765
Accumulated amortisation and impairment
1 January 2024	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Amortisation/impairment for the year	–	(127)	(213)	(35)	(375)
Disposals and other movements	(3)	–	47	(8)	36
Currency retranslation	–	(9)	(116)	(26)	(151)
31 December 2024	(1,160)	(481)	(3,123)	(1,100)	(5,864)
Net book value 31 December 2024(c)	22,311	17,856	678	56	40,901
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2025, as well as subsequent changes in the fair value of goodwill and intangibles for the acquisitions made in 2024 where the initial acquisition accounting was provisional at the end of 2024. See note 22 for further details.
(b)Goodwill and intangibles in relation to Conimex amounting to €17 million in 2024 were reclassified as held for sale and were subsequently disposed in 2025 (2024: €532 million for Elida
Beauty).
(c)Within indefinite-life intangible assets, there are five existing brands that have a significant carrying value: Horlicks €2,310 million (2024: €2,719 million), Knorr €1,793 million (2024:
€1,860 million), Paula’s Choice €1,602 million (2024: €1,807 million), Hellmann’s €1,161 million (2024: €1,285 million) and Carver Korea €1,158 million (2024: €1,278 million).

Summary of Goodwill and Indefinite-Life Intangible Assets Held in Significant CGUs

	2025 GCGUs	2024 GCGUs
	€ billion Goodwill	€ billion Goodwill
Beauty & Wellbeing	4.5	5.0
Personal Care	4.5	4.2
Home Care	0.8	0.9
Foods	7.9	8.6
Ice Cream(a)	–	3.6
Total GCGUs	17.7	22.3

	2025 CGUs	2024 CGUs
	€ billion Indefinite-life intangible assets	€ billion Indefinite-life intangible assets
Foods India and Nepal	2.5	3.0
Prestige	2.9	3.2
Wellbeing	1.5	1.7
Beauty & Wellbeing North America	0.9	1.0
Total Significant CGUs	7.8	8.9
Others(b)	8.7	9.0
Total CGUs	16.5	17.9
(a)Goodwill relating to Ice Cream amounting to €3.3 billion has been derecognised on account of the demerger.
(b)Included within Others are individually insignificant amounts of intangible assets.

Summary of Key Assumptions used in Discounted Cash Flow Projections	Projected cash flows include specific estimates for one-year at the CGU level. The growth rates and operating margins applied for the one‑year period are based on the Group’s strategic plan, which reflects expected economic conditions and incorporates the potential future impact of climate change. The CGU‑specific one‑year cash flows are taken directly from the Group's strategic plan, which includes both the initiatives underway to reduce carbon emissions in line with our CTAP and management’s assessment of the potential impact of climate change on operations. The growth rates used for GCGUs and significant CGUs are set out below:
For the year 2025

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods
Longer-term sustainable growth rates	3%	3%	4%	3%
Discount rate	12%	12%	12%	11%

Significant CGUs	Foods India and Nepal	Prestige	Wellbeing	Beauty & Wellbeing North America
Longer-term sustainable growth rates	6%	2%	2%	2%
For the year 2024

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods
Longer-term sustainable growth rates	3%	2%	3%	3%
Average near-term nominal growth rates(a)	5%	3%	3%	3%
Discount rate	11%	11%	12%	11%

Significant CGUs	Foods India and Nepal	Prestige	Wellbeing	Beauty & Wellbeing North America
Longer-term sustainable growth rates	7%	2%	2%	2%
Average near-term nominal growth rates(a)	7%	8%	11%	1%
(a)As explained above, our 2025 annual impairment testing is based on one year projected cash flows (in 2024, this was five years) and so the average near term nominal growth rate is no longer considered a key assumption, nor is the headroom sensitive to these growth rates.